Property, Plant and Equipment - Detailed Information About Property, Plant and Equipment (Detail) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 26,419
Ending balance	26,618	$ 26,419
Carrying amount	26,618	26,419
Acquisition cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	48,993	48,757
Effect of movements in foreign exchange	43	(1,644)
Acquisitions	1,873	3,188
Acquisitions through business combinations		111
Disposals	(363)	(1,274)
Disposals through the sale of subsidiaries	(10)
Transfer (to)/from other asset categories and other movements	(133)	(145)
Ending balance	50,403	48,993
Carrying amount	50,403	48,993
Amortization and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(24,802)	(23,242)
Effect of movements in foreign exchange	(23)	625
Depreciation	(1,680)	(3,250)
Disposals	316	1,130
Disposals through the sale of subsidiaries	5
Impairment losses	(66)	(145)
Transfer (to)/from other asset categories and other movements	95	80
Ending balance	(26,155)	(24,802)
Carrying amount	(26,155)	(24,802)
Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	8,287
Ending balance	8,297	8,287
Carrying amount	8,297	8,287
Land and buildings [member] | Acquisition cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	12,237
Effect of movements in foreign exchange	4
Acquisitions	5
Disposals	(19)
Disposals through the sale of subsidiaries	(2)
Transfer (to)/from other asset categories and other movements	200
Ending balance	12,425	12,237
Carrying amount	12,425	12,237
Land and buildings [member] | Amortization and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(3,950)
Effect of movements in foreign exchange	(2)
Depreciation	(192)
Disposals	9
Impairment losses	(4)
Transfer (to)/from other asset categories and other movements	11
Ending balance	(4,128)	(3,950)
Carrying amount	(4,128)	(3,950)
Plant and equipment fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	14,124
Ending balance	13,894	14,124
Carrying amount	13,894	14,124
Plant and equipment fixtures and fittings [member] | Acquisition cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	34,976
Effect of movements in foreign exchange	4
Acquisitions	594
Disposals	(344)
Disposals through the sale of subsidiaries	(8)
Transfer (to)/from other asset categories and other movements	699
Ending balance	35,921	34,976
Carrying amount	35,921	34,976
Plant and equipment fixtures and fittings [member] | Amortization and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(20,852)
Effect of movements in foreign exchange	(21)
Depreciation	(1,488)
Disposals	307
Disposals through the sale of subsidiaries	5
Impairment losses	(61)
Transfer (to)/from other asset categories and other movements	85
Ending balance	(22,027)	(20,852)
Carrying amount	(22,027)	(20,852)
Under construction [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,780
Ending balance	2,057	1,780
Carrying amount	2,057	1,780
Under construction [member] | Acquisition cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,780
Effect of movements in foreign exchange	35
Acquisitions	1,274
Transfer (to)/from other asset categories and other movements	(1,031)
Ending balance	2,058	1,780
Carrying amount	2,058	1,780
Property Plant And Equipment Owned [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	24,191
Ending balance	24,248	24,191
Carrying amount	$ 24,248	$ 24,191